Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	SINTX Technologies, Inc.
Entity Central Index Key	0001269026
Entity Tax Identification Number	84-1375299
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1885 West 2100 South
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	801
Local Phone Number	839-3500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	SINTX Technologies, Inc.
Entity Address, Address Line Two	1885 West 2100 South
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	801
Local Phone Number	839-3500
Contact Personnel Name	B. Sonny Bal, MD